Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment consisted of the following as of September 30, 2013 and December 31, 2012:

	SEPTEMBER 30, 2013	DECEMBER 31, 2012
Laboratory and office equipment	$3	$2
Computer equipment	38	32
Furniture	2	2

Total property and equipment	43	36
Less: Accumulated depreciation	(22)	(17)

Property and equipment, net	$21	$19

Depreciation expense was $9 and $7 for the nine months ended September 30, 2013 and September 30, 2012, respectively

5. Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2011 and 2012:

	DECEMBER 31,
	2011	2012

Laboratory and office equipment	$2	$2
Computer equipment	23	32
Furniture	2	2

Total property and equipment	27	36
Less: Accumulated depreciation	(4)	(17)

Property and equipment, net	$23	$19

Depreciation expense was $4 and $13 for the years ended December 31, 2011 and 2012, respectively. During the years ended December 31, 2011 and 2012, no assets were disposed of or sold.